Income Tax - Additional Information (Detail) - GBP (£)			12 Months Ended
	Apr. 01, 2020	Apr. 01, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income tax credit [line items]
Tax losses to be carried forward			£ 50,611,184	£ 36,010,916
Description of accumulated tax losses			The deferred tax asset has not been recognized as there is uncertainty regarding when suitable future profits against which to offset the accumulated tax losses will arise. There is no expiration date for the accumulated tax losses.
Description of corporate tax reduction			A reduction in the rate of U.K. corporation tax to 19% from April 1, 2017 and to 17% from April 1, 2020 has been substantively enacted.
Corporate tax reduction		19.00%
Standard rate of corporation tax applied to reported loss			19.00%	19.25%
Rate at which deferred tax assets and liabilities would be recognized			17.00%
Changes in tax rates or tax laws enacted or announced [member]
Disclosure of income tax credit [line items]
Corporate tax reduction	17.00%